CONTRACTUAL OBLIGATIONS AND RIGHTS	9 Months Ended
Sep. 30, 2018
Disclosure Of Contractual Commitments [Abstract]
CONTRACTUAL OBLIGATIONS AND RIGHTS

NOTE 5 – CONTRACTUAL OBLIGATIONS AND RIGHTS

As of 30 September 2018, TORM has contractual obligations regarding newbuilding commitments and chartered-in vessels of USD 296.4m and USD 0.0m respectively (30 September 2017: USD 238.0m and USD 4.0m, 31 December 2017: USD 306.9m and USD 2.9m). In addition, TORM has contractual rights regarding charter hire income from vessels of USD 13.8m (30 September 2017: USD 46.6m, 31 December 2017: USD 50.2m).